SEGMENTED INFORMATION (Details 3) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Plant, Equipment And Mining Properties - Mexico	$ 40,242	$ 35,390
Plant, Equipment And Mining Properties - Canada	305	285
Total Plant, Equipment And Mining Properties	$ 40,547	$ 35,675